Note 4 - Inventories - Inventories (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Bunkers	$ 1,231,188	$ 1,116,604
Lubricants	1,577,935	1,799,650
Total	$ 2,809,123	$ 2,916,254